UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________________ to ________________

Date of Report (Date of earliest event reported) __________________________

Commission File Number of securitizer:  _______________________________

Central Index Key Number of securitizer: ___________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001518859

CPS Auto Receivables Trust 2020-B

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Mark Creatura, 702-726-3387

Name and telephone number, including area code, of the person to contact in connection with the filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01                          Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 to this Form ABS-15G is the Independent Accountants’ Report on Applying Agreed-Upon Procedures dated May 26, 2020, with respect to certain agreed-upon procedures performed by KPMG LLP, a third-party due diligence provider.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by CPS Receivables Five LLC on March 27, 2020 (the “Original Filing”) and is being filed solely to replace in its entirety the report attached to the Original Filing as Exhibit 99.1.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CPS RECEIVABLES FIVE LLC
(Depositor)

By: /s/ Mark Creatura
Name: Mark Creatura
Title: Vice President & Secretary

Date: May 26, 2020